INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
INCOME (LOSS) PER SHARE
INCOME (LOSS) PER SHARE

16. INCOME (LOSS) PER SHARE

Basic and diluted income (loss) per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands, except for number of shares and per share data)
Numerator:
Net income (loss)	(37,476)	(37,051)	109,819	15,922
Accretion to redemption value of contingently redeemable ordinary shares (Note 12)	(10,792)	—	—	—
Net income (loss) attributable to ordinary shareholders—basic and diluted	(48,268)	(37,051)	109,819	15,922
Denominator:
Weighted average number of ordinary shares outstanding—basic	226,339,320	266,631,802	266,535,220	266,535,220
Weighted average number of ordinary shares outstanding—diluted	226,339,320	266,631,802	270,204,542	270,204,542
Basic income (loss) per ordinary share	(0.21)	(0.14)	0.41	0.06
Diluted income (loss) per ordinary share	(0.21)	(0.14)	0.41	0.06

Basic and diluted income (loss) per share are computed using the weighted average number of ordinary shares outstanding during the period.

For the years ended December 31, 2020, 2021 and 2022, the two-class method is applicable because the Company has two classes of ordinary shares, Class A and Class B. However, basic and diluted income (loss) per share are not reported separately for Class A ordinary shares or Class B ordinary shares as each class of shares has the same rights to undistributed and distributed earnings. The effects of all outstanding contingently redeemable ordinary shares and share options were excluded from the computation of diluted loss per share as their effects would be anti-dilutive. The effect of outstanding share options were included in the computation of diluted income per share using the treasury stock method for the year ended December 31, 2022.